THE FEDERAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                     YIELD TO
    AMOUNT                                                                                      MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                    MATURITY DATES            RATE              VALUE
--------------    -------------------------------------------------  ---------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (99.7%)
$      25,000     Federal Farm Credit Bank (due 01/14/99)..........              11/02/98(a)          5.040%   $    24,998,531
       50,000     Federal Farm Credit Bank (due 02/10/99)..........              11/02/98(a)          5.010         49,993,952
       40,000     Federal Farm Credit Bank.........................     03/02/99-05/03/99       5.375-5.600         39,980,250
       25,000     Federal Farm Credit Bank (due 05/20/99)..........              11/20/98(a)          5.017         24,989,863
       80,000     Federal Farm Credit Bank (due 08/24/99)..........              11/24/98(a)          4.999         79,955,885
       45,000     Federal Farm Credit Bank (due 09/01/99)..........              12/01/98(a)          5.498         44,985,323
      261,389     Federal Farm Credit Bank Discount Note...........     11/16/98-01/14/99       4.730-5.100        260,108,968
       50,000     Federal Home Loan Bank (due 02/11/99)............              11/11/98(a)          5.210         49,990,432
      100,000     Federal Home Loan Bank (due 03/10/99)............              11/02/98(a)          5.180         99,979,289
       50,000     Federal Home Loan Bank (due 05/05/99)............              11/05/98(a)          5.165         49,981,344
       65,000     Federal Home Loan Bank...........................     12/17/98-07/06/99       5.415-5.825         64,978,591
      362,730     Federal Home Loan Bank Discount Note.............     11/04/98-02/16/99       4.740-5.080        360,590,933
       50,000     Student Loan Marketing Association (due
                    01/27/99)......................................              11/02/98(a)          5.200         49,995,330
       10,000     Student Loan Marketing Association...............              02/10/99             5.400          9,997,573
      100,000     Student Loan Marketing Association (due
                    10/29/99)......................................              11/02/98(a)          5.250        100,000,000
       50,000     Student Loan Marketing Association Discount
                    Note...........................................              01/19/99             4.990         49,452,486
      100,000     Tennessee Valley Authority Discount Note.........     11/30/98-12/18/98       4.750-5.320         99,475,652
                                                                                                               ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.7%).....................................     1,459,454,402
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)..............................................         4,121,252
                                                                                                               ---------------
                  NET ASSETS (100.0%).......................................................................   $ 1,463,575,654
                                                                                                               ---------------
                                                                                                               ---------------

------------------------------
(a)Date listed represents the next interest rate reset date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,459,454,402
Cash                                                        5,693
Interest Receivable                                     4,351,587
Receivable for Expense Reimbursement                       58,115
Prepaid Trustees' Fees                                      1,067
Prepaid Expenses and Other Assets                           9,146
                                                   --------------
    Total Assets                                    1,463,880,010
                                                   --------------
LIABILITIES
Advisory Fee Payable                                      212,708
Administrative Services Fee Payable                        35,783
Custody Fee Payable                                        26,194
Administration Fee Payable                                  3,181
Fund Services Fee Payable                                   1,223
Accrued Expenses                                           25,267
                                                   --------------
    Total Liabilities                                     304,356
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,463,575,654
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $50,716,068

EXPENSES
Advisory Fee                                       $1,736,610
Administrative Services Fee                           264,799
Custodian Fees and Expenses                           141,173
Professional Fees and Expenses                         52,676
Fund Services Fee                                      25,893
Administration Fee                                     12,377
Trustees' Fees and Expenses                            11,800
Amortization of Organization Expenses                     974
Miscellaneous                                          10,878
                                                   ----------
    Total Expenses                                  2,257,180
Less: Reimbursement of Expenses                      (415,825)
                                                   ----------

NET EXPENSES                                                      1,841,355
                                                                -----------
NET INVESTMENT INCOME                                            48,874,713

NET REALIZED GAIN ON INVESTMENTS                                        178
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $48,874,891
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                   ----------------   ----------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $     48,874,713   $     17,100,620
Net Realized Gain on Investments                                178             36,079
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                         48,874,891         17,136,699
                                                   ----------------   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         6,623,456,255      2,410,983,122
Withdrawals                                          (5,585,739,299)    (2,346,071,346)
                                                   ----------------   ----------------
    Net Increase from Investors' Transactions         1,037,716,956         64,911,776
                                                   ----------------   ----------------
    Total Increase in Net Assets                      1,086,591,847         82,048,475

NET ASSETS
Beginning of Fiscal Year                                376,983,807        294,935,332
                                                   ----------------   ----------------
End of Fiscal Year                                 $  1,463,575,654   $    376,983,807
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             OCTOBER 31,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.20%  0.20%  0.20%  0.20%  0.22%
  Net Investment Income                            5.31%  5.18%  5.08%  5.55%  3.65%
  Expenses without Reimbursement                   0.25%  0.28%  0.27%  0.26%  0.27%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Federal Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $27,491 which were deferred and are amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the fiscal year ended October 31, 1998, such fees amounted to $1,736,610.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $12,377.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $264,799.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.20% of the average daily net assets of the portfolio through February 28, 1999. For the fiscal year ended October 31, 1998, J.P. Morgan has agreed to reimburse the portfolio $415,825 for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time after February 28, 1999 at the option of J.P. Morgan.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $25,893 for the fiscal year ended October 31, 1998.

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,400.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Federal Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Federal Money Market Portfolio (the "portfolio") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998